Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cavanal Hill Funds (PKNA American Performance)
Entity Central Index Key	0000864508
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
C000102309
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	A Shares
Trading Symbol	AABOX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Bond Fund had a lower-than-benchmark duration for most of the year. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS). We overweighted credit risk and illiquidity risk to capture the yield premium. The Fund’s institutional shares outperformed the benchmark. The Fund’s lower duration for most of the year, and an underweight to government sectors were positives. Exposure to shorter-dated ABS with higher spreads helped bolster the yield.

The largest contributor was exposure to ABS and to agency MBS. Our underweight to Treasuries also contributed. Our exposure to longer duration in Treasuries detracted from performance. The short duration nature of our non-agency MBS holdings detracted as yields rose more sharply on the short end of the yield curve on expectations of multiple Fed rate hikes. We are keeping duration in line with the index for now. We continue to favor being overweight credit vs government, and exposure to illiquidity risk. A meaningful move above 5% for 10-year U.S. Treasuries would spur us to add duration. Markets remain highly liquid, reducing the cost of illiquidity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Bond Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,955	$10,049	$10,116
Aug 18	$9,823	$9,944	$10,005
Aug 19	$10,719	$10,955	$11,022
Aug 20	$11,262	$11,664	$11,779
Aug 21	$11,302	$11,655	$11,922
Aug 22	$9,988	$10,313	$10,506
Aug 23	$9,846	$10,189	$10,428
Aug 24	$10,588	$10,933	$11,260
Aug 25	$10,850	$11,276	$11,657
Aug 26	$11,056	$11,489	$11,883

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
A Shares	1.90%	-0.44%	1.01%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Lipper Core Bond Funds Average	1.94%	-0.07%	1.74%

AssetsNet	$ 108,360,687
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 217,483
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$108,360,687
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$217,483
Portfolio Turnover Rate	39%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.2%
A	2.4%
AAA	2.7%
A+	4.8%
A-	5.0%
BBB	6.5%
AA+	17.3%
NR	26.5%
A-1+	28.2%
Other	4.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.6%
Mortgage-Backed Securities	29.2%
Commercial Mortgage-Backed Securities	3.7%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	19.1%
Yankee Debt Obligations	1.0%
Investment in Affiliates	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	11.1%
U.S. Treasury Notes	5.4%
U.S. Treasury Bonds	2.6%
Broadcom, Inc.	1.5%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
Salesforce, Inc.	1.4%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024293
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Institutional Shares
Trading Symbol	AIBNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Bond Fund had a lower-than-benchmark duration for most of the year. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS). We overweighted credit risk and illiquidity risk to capture the yield premium. The Fund’s institutional shares outperformed the benchmark. The Fund’s lower duration for most of the year, and an underweight to government sectors were positives. Exposure to shorter-dated ABS with higher spreads helped bolster the yield.

The largest contributor was exposure to ABS and to agency MBS. Our underweight to Treasuries also contributed. Our exposure to longer duration in Treasuries detracted from performance. The short duration nature of our non-agency MBS holdings detracted as yields rose more sharply on the short end of the yield curve on expectations of multiple Fed rate hikes. We are keeping duration in line with the index for now. We continue to favor being overweight credit vs government, and exposure to illiquidity risk. A meaningful move above 5% for 10-year U.S. Treasuries would spur us to add duration. Markets remain highly liquid, reducing the cost of illiquidity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Bond Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,959	$10,049	$10,116
Aug 18	$9,862	$9,944	$10,005
Aug 19	$10,777	$10,955	$11,022
Aug 20	$11,352	$11,664	$11,779
Aug 21	$11,409	$11,655	$11,922
Aug 22	$10,115	$10,313	$10,506
Aug 23	$9,995	$10,189	$10,428
Aug 24	$10,775	$10,933	$11,260
Aug 25	$11,069	$11,276	$11,657
Aug 26	$11,294	$11,489	$11,883

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	2.04%	-0.20%	1.22%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Lipper Core Bond Funds Average	1.94%	-0.07%	1.74%

AssetsNet	$ 108,360,687
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 217,483
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$108,360,687
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$217,483
Portfolio Turnover Rate	39%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.2%
A	2.4%
AAA	2.7%
A+	4.8%
A-	5.0%
BBB	6.5%
AA+	17.3%
NR	26.5%
A-1+	28.2%
Other	4.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.6%
Mortgage-Backed Securities	29.2%
Commercial Mortgage-Backed Securities	3.7%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	19.1%
Yankee Debt Obligations	1.0%
Investment in Affiliates	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	11.1%
U.S. Treasury Notes	5.4%
U.S. Treasury Bonds	2.6%
Broadcom, Inc.	1.5%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
Salesforce, Inc.	1.4%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024292
Shareholder Report [Line Items]
Fund Name	Bond Fund
Class Name	Investor Shares
Trading Symbol	APBDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Bond Fund had a lower-than-benchmark duration for most of the year. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS). We overweighted credit risk and illiquidity risk to capture the yield premium. The Fund’s institutional shares outperformed the benchmark. The Fund’s lower duration for most of the year, and an underweight to government sectors were positives. Exposure to shorter-dated ABS with higher spreads helped bolster the yield.

The largest contributor was exposure to ABS and to agency MBS. Our underweight to Treasuries also contributed. Our exposure to longer duration in Treasuries detracted from performance. The short duration nature of our non-agency MBS holdings detracted as yields rose more sharply on the short end of the yield curve on expectations of multiple Fed rate hikes. We are keeping duration in line with the index for now. We continue to favor being overweight credit vs government, and exposure to illiquidity risk. A meaningful move above 5% for 10-year U.S. Treasuries would spur us to add duration. Markets remain highly liquid, reducing the cost of illiquidity exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Bond Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Core Bond Funds Average
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,943	$10,049	$10,116
Aug 18	$9,810	$9,944	$10,005
Aug 19	$10,690	$10,955	$11,022
Aug 20	$11,231	$11,664	$11,779
Aug 21	$11,271	$11,655	$11,922
Aug 22	$9,961	$10,313	$10,506
Aug 23	$9,819	$10,189	$10,428
Aug 24	$10,559	$10,933	$11,260
Aug 25	$10,820	$11,276	$11,657
Aug 26	$11,013	$11,489	$11,883

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Investor Shares	1.79%	-0.46%	0.97%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Lipper Core Bond Funds Average	1.94%	-0.07%	1.74%

AssetsNet	$ 108,360,687
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 217,483
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$108,360,687
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$217,483
Portfolio Turnover Rate	39%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB+	2.2%
A	2.4%
AAA	2.7%
A+	4.8%
A-	5.0%
BBB	6.5%
AA+	17.3%
NR	26.5%
A-1+	28.2%
Other	4.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	13.6%
Mortgage-Backed Securities	29.2%
Commercial Mortgage-Backed Securities	3.7%
Corporate Bonds	25.8%
Taxable Municipal Bonds	5.6%
U.S. Government Agency Securities	0.8%
U.S. Treasury Obligations	19.1%
Yankee Debt Obligations	1.0%
Investment in Affiliates	0.8%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	11.1%
U.S. Treasury Notes	5.4%
U.S. Treasury Bonds	2.6%
Broadcom, Inc.	1.5%
The University of Oklahoma Revenue, Series A	1.5%
Fannie Mae REMIC, Series 2023-16, Class VE	1.4%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	1.4%
Salesforce, Inc.	1.4%
Bank of America Corp.	1.4%
Helmerich & Payne, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041650
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Administrative Shares
Trading Symbol	APCXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
Government Securities Money Market Fund (Administrative Shares)
Aug 16	$10,000
Aug 17	$10,014
Aug 18	$10,105
Aug 19	$10,284
Aug 20	$10,348
Aug 21	$10,349
Aug 22	$10,378
Aug 23	$10,779
Aug 24	$11,296
Aug 25	$11,744
Aug 26	$12,113

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Administrative Shares	3.14%	3.20%	1.94%

AssetsNet	$ 3,330,015,450
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,658,716
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041649
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	APHXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
Government Securities Money Market Fund (Institutional Shares)
Aug 16	$10,000
Aug 17	$10,038
Aug 18	$10,158
Aug 19	$10,368
Aug 20	$10,452
Aug 21	$10,453
Aug 22	$10,492
Aug 23	$10,931
Aug 24	$11,504
Aug 25	$12,010
Aug 26	$12,439

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	3.57%	3.54%	2.21%

AssetsNet	$ 3,330,015,450
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,658,716
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000073542
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Premier Shares
Trading Symbol	APPXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
Government Securities Money Market Fund (Premier Shares)
Aug 16	$10,000
Aug 17	$10,041
Aug 18	$10,164
Aug 19	$10,377
Aug 20	$10,464
Aug 21	$10,465
Aug 22	$10,505
Aug 23	$10,940
Aug 24	$11,464
Aug 25	$11,918
Aug 26	$12,293

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Premier Shares	3.14%	3.27%	2.09%

AssetsNet	$ 3,330,015,450
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,658,716
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041652
Shareholder Report [Line Items]
Fund Name	Government Securities Money Market Fund
Class Name	Select Shares
Trading Symbol	APSXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
Government Securities Money Market Fund (Select Shares)
Sep 16	$10,000
Aug 17	$10,045
Aug 18	$10,173
Aug 19	$10,391
Aug 20	$10,484
Aug 21	$10,485
Aug 22	$10,527
Aug 23	$10,977
Aug 24	$11,561
Aug 25	$12,079
Aug 26	$12,520

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Select Shares	3.66%	3.61%	2.29%

AssetsNet	$ 3,330,015,450
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,658,716
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,330,015,450
Number of Portfolio Holdings	80
Net Investment Advisory Fees	$1,658,716

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
NR	5.9%
A-1+	95.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Government Agency Securities	53.1%
U.S. Treasury Obligations	9.8%
Repurchase Agreements	32.6%
Investment Companies	5.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Federal Home Loan Banks	1.8%
Federal Home Loan Banks	1.7%
Federal Home Loan Banks	1.5%
U.S. Treasury Notes	1.5%
Federal Home Loan Banks	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%
Federal Farm Credit Banks Funding Corp.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223873
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	A Shares
Trading Symbol	AALIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Our options overlay balances risk and reward. The Fund’s put options lower volatility relative to the broader market while our disciplined approach to call writing helps preserve upside capture during rallies. The Fund underperformed its benchmark by more than 700 basis points. The Fund tends to underweight the low-yielding information technology (IT) sector because of our mandate to generate meaningful dividend income. This detracted, particularly during the second quarter of 2026, when IT stocks returned more than 40%, vastly outperforming the S&P 500 Index and our benchmark.

Performance benefited from stock picking in the IT and consumer discretionary sectors, while stock picking in the energy, communication services, and financials sectors detracted. We believe markets and the economy are at a crossroads. Longer term, the AI capital expenditure supercycle should continue to support economic growth, particularly in the U.S. In the near term, however, a major risk looms as oil prices and general inflation trend higher as a result of the war in Iran. As such, the Fund’s positioning reflects a relatively neutral outlook.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Hedged Equity Income Fund (A Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,877	$12,227	$11,494
Aug 22	$10,170	$10,855	$10,735
Aug 23	$10,852	$12,585	$11,812
Aug 24	$11,977	$16,000	$13,413
Aug 25	$13,751	$18,541	$14,449
Aug 26	$15,333	$22,320	$17,239

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
A Shares	11.51%	7.11%	7.82%
S&P 500® Index	20.38%	12.79%	15.20%
CBOE S&P 500® BuyWrite Index	19.31%	8.45%	10.07%

AssetsNet	$ 34,072,219
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 157,938
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$34,072,219
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$157,938
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.6%
Consumer Staples	4.8%
Communication Services	7.0%
Energy	7.1%
Health Care	7.4%
Consumer Discretionary	8.6%
Industrials	11.8%
Financials	14.4%
Information Technology	32.2%
Other	3.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.8%
Purchased Options	0.7%
Investment in Affiliates	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	6.0%
NVIDIA Corp.	5.9%
Apple, Inc.	5.9%
Phillips 66	5.4%
Cisco Systems, Inc.	4.6%
Microsoft Corp.	4.3%
Morgan Stanley	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Truist Financial Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223874
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Institutional Shares
Trading Symbol	AILIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Our options overlay balances risk and reward. The Fund’s put options lower volatility relative to the broader market while our disciplined approach to call writing helps preserve upside capture during rallies. The Fund underperformed its benchmark by more than 700 basis points. The Fund tends to underweight the low-yielding information technology (IT) sector because of our mandate to generate meaningful dividend income. This detracted, particularly during the second quarter of 2026, when IT stocks returned more than 40%, vastly outperforming the S&P 500 Index and our benchmark.

Performance benefited from stock picking in the IT and consumer discretionary sectors, while stock picking in the energy, communication services, and financials sectors detracted. We believe markets and the economy are at a crossroads. Longer term, the AI capital expenditure supercycle should continue to support economic growth, particularly in the U.S. In the near term, however, a major risk looms as oil prices and general inflation trend higher as a result of the war in Iran. As such, the Fund’s positioning reflects a relatively neutral outlook.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Hedged Equity Income Fund (Institutional Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,904	$12,227	$11,494
Aug 22	$10,216	$10,855	$10,735
Aug 23	$10,923	$12,585	$11,812
Aug 24	$12,106	$16,000	$13,413
Aug 25	$13,921	$18,541	$14,449
Aug 26	$15,562	$22,320	$17,239

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	11.78%	7.37%	8.11%
S&P 500® Index	20.38%	12.79%	15.20%
CBOE S&P 500® BuyWrite Index	19.31%	8.45%	10.07%

AssetsNet	$ 34,072,219
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 157,938
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$34,072,219
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$157,938
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.6%
Consumer Staples	4.8%
Communication Services	7.0%
Energy	7.1%
Health Care	7.4%
Consumer Discretionary	8.6%
Industrials	11.8%
Financials	14.4%
Information Technology	32.2%
Other	3.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.8%
Purchased Options	0.7%
Investment in Affiliates	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	6.0%
NVIDIA Corp.	5.9%
Apple, Inc.	5.9%
Phillips 66	5.4%
Cisco Systems, Inc.	4.6%
Microsoft Corp.	4.3%
Morgan Stanley	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Truist Financial Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000223872
Shareholder Report [Line Items]
Fund Name	Hedged Equity Income Fund
Class Name	Investor Shares
Trading Symbol	APLIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Our options overlay balances risk and reward. The Fund’s put options lower volatility relative to the broader market while our disciplined approach to call writing helps preserve upside capture during rallies. The Fund underperformed its benchmark by more than 700 basis points. The Fund tends to underweight the low-yielding information technology (IT) sector because of our mandate to generate meaningful dividend income. This detracted, particularly during the second quarter of 2026, when IT stocks returned more than 40%, vastly outperforming the S&P 500 Index and our benchmark.

Performance benefited from stock picking in the IT and consumer discretionary sectors, while stock picking in the energy, communication services, and financials sectors detracted. We believe markets and the economy are at a crossroads. Longer term, the AI capital expenditure supercycle should continue to support economic growth, particularly in the U.S. In the near term, however, a major risk looms as oil prices and general inflation trend higher as a result of the war in Iran. As such, the Fund’s positioning reflects a relatively neutral outlook.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Hedged Equity Income Fund (Investor Shares)	S&P 500® Index	CBOE S&P 500® BuyWrite Index
Dec 20	$10,000	$10,000	$10,000
Aug 21	$10,879	$12,227	$11,494
Aug 22	$10,176	$10,855	$10,735
Aug 23	$10,848	$12,585	$11,812
Aug 24	$11,993	$16,000	$13,413
Aug 25	$13,757	$18,541	$14,449
Aug 26	$15,352	$22,320	$17,239

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Investor Shares	11.60%	7.13%	7.85%
S&P 500® Index	20.38%	12.79%	15.20%
CBOE S&P 500® BuyWrite Index	19.31%	8.45%	10.07%

AssetsNet	$ 34,072,219
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 157,938
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$34,072,219
Number of Portfolio Holdings	69
Net Investment Advisory Fees	$157,938
Portfolio Turnover Rate	41%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Materials	2.6%
Consumer Staples	4.8%
Communication Services	7.0%
Energy	7.1%
Health Care	7.4%
Consumer Discretionary	8.6%
Industrials	11.8%
Financials	14.4%
Information Technology	32.2%
Other	3.5%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.8%
Purchased Options	0.7%
Investment in Affiliates	1.6%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Alphabet, Inc., Class C	6.0%
NVIDIA Corp.	5.9%
Apple, Inc.	5.9%
Phillips 66	5.4%
Cisco Systems, Inc.	4.6%
Microsoft Corp.	4.3%
Morgan Stanley	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%
Truist Financial Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000102307
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	A Shares
Trading Symbol	AASTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s duration was slightly higher than its benchmark for most of the year, allowing it to drift naturally toward a lower target rather than through active shifts. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS) over U.S. Treasuries and agencies. The goal was to capture excess yield on widened spreads in mortgage and securitized markets. The Fund outperformed its benchmark. The main contributor was sector allocation, specifically an underweight to government securities plus an overweight to MBS and ABS. Spreads on agency MBS tightened significantly during the year. However, longer-than-benchmark portfolio duration, particularly longer-dated Treasuries, detracted from performance as markets began to anticipate higher rates.

This strategy’s focus is to avoid adding duration. Being close to the benchmark is acceptable, combined with allowing for duration to drift lower naturally over time. We continue to hold overweights toward securitized products as we see more room for spreads there to tighten. We’re watching corporate credit exposure as we seek opportunities to add exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$10,143	$10,049	$10,093
Aug 18	$10,156	$9,944	$10,055
Aug 19	$10,620	$10,955	$10,657
Aug 20	$11,016	$11,664	$11,154
Aug 21	$11,062	$11,655	$11,204
Aug 22	$10,439	$10,313	$10,552
Aug 23	$10,557	$10,189	$10,679
Aug 24	$11,365	$10,933	$11,395
Aug 25	$11,821	$11,276	$11,944
Aug 26	$12,128	$11,489	$12,209

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
A Shares	2.59%	1.86%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA ML 1-5 Year US Corporate/Government Index	2.22%	1.73%	2.02%

AssetsNet	$ 22,054,060
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ (101,870)
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$22,054,060
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$(101,870)
Portfolio Turnover Rate	50%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.0%
A	2.2%
BBB+	2.7%
BBB	4.1%
BBB-	6.9%
AA+	27.8%
A-1+	20.5%
NR	30.0%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	18.5%
Mortgage-Backed Securities	44.3%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	16.5%
U.S. Government Agency Securities	2.3%
U.S. Treasury Obligations	13.9%
Investment in Affiliates	2.4%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.0%
Truist Financial Corp., Series N	3.6%
U.S. Treasury Notes	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3	2.9%
BAT Capital Corp.	2.7%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.7%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.7%
AIO Issuer LLC, Series 2024-1A, Class A2	2.4%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024286
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Institutional Shares
Trading Symbol	AISTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s duration was slightly higher than its benchmark for most of the year, allowing it to drift naturally toward a lower target rather than through active shifts. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS) over U.S. Treasuries and agencies. The goal was to capture excess yield on widened spreads in mortgage and securitized markets. The Fund outperformed its benchmark. The main contributor was sector allocation, specifically an underweight to government securities plus an overweight to MBS and ABS. Spreads on agency MBS tightened significantly during the year. However, longer-than-benchmark portfolio duration, particularly longer-dated Treasuries, detracted from performance as markets began to anticipate higher rates.

This strategy’s focus is to avoid adding duration. Being close to the benchmark is acceptable, combined with allowing for duration to drift lower naturally over time. We continue to hold overweights toward securitized products as we see more room for spreads there to tighten. We’re watching corporate credit exposure as we seek opportunities to add exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$10,168	$10,049	$10,093
Aug 18	$10,207	$9,944	$10,055
Aug 19	$10,711	$10,955	$10,657
Aug 20	$11,126	$11,664	$11,154
Aug 21	$11,198	$11,655	$11,204
Aug 22	$10,581	$10,313	$10,552
Aug 23	$10,747	$10,189	$10,679
Aug 24	$11,609	$10,933	$11,395
Aug 25	$12,104	$11,276	$11,944
Aug 26	$12,449	$11,489	$12,209

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	2.85%	2.14%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA ML 1-5 Year US Corporate/Government Index	2.22%	1.73%	2.02%

AssetsNet	$ 22,054,060
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ (101,870)
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$22,054,060
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$(101,870)
Portfolio Turnover Rate	50%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.0%
A	2.2%
BBB+	2.7%
BBB	4.1%
BBB-	6.9%
AA+	27.8%
A-1+	20.5%
NR	30.0%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	18.5%
Mortgage-Backed Securities	44.3%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	16.5%
U.S. Government Agency Securities	2.3%
U.S. Treasury Obligations	13.9%
Investment in Affiliates	2.4%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.0%
Truist Financial Corp., Series N	3.6%
U.S. Treasury Notes	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3	2.9%
BAT Capital Corp.	2.7%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.7%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.7%
AIO Issuer LLC, Series 2024-1A, Class A2	2.4%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000024285
Shareholder Report [Line Items]
Fund Name	Limited Duration Fund
Class Name	Investor Shares
Trading Symbol	APSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s duration was slightly higher than its benchmark for most of the year, allowing it to drift naturally toward a lower target rather than through active shifts. We favored mortgage-backed securities (MBS) and asset-backed securities (ABS) over U.S. Treasuries and agencies. The goal was to capture excess yield on widened spreads in mortgage and securitized markets. The Fund outperformed its benchmark. The main contributor was sector allocation, specifically an underweight to government securities plus an overweight to MBS and ABS. Spreads on agency MBS tightened significantly during the year. However, longer-than-benchmark portfolio duration, particularly longer-dated Treasuries, detracted from performance as markets began to anticipate higher rates.

This strategy’s focus is to avoid adding duration. Being close to the benchmark is acceptable, combined with allowing for duration to drift lower naturally over time. We continue to hold overweights toward securitized products as we see more room for spreads there to tighten. We’re watching corporate credit exposure as we seek opportunities to add exposure.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Limited Duration Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	ICE BofA ML 1-5 Year US Corporate/Government Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$10,137	$10,049	$10,093
Aug 18	$10,144	$9,944	$10,055
Aug 19	$10,606	$10,955	$10,657
Aug 20	$10,990	$11,664	$11,154
Aug 21	$11,047	$11,655	$11,204
Aug 22	$10,415	$10,313	$10,552
Aug 23	$10,554	$10,189	$10,679
Aug 24	$11,372	$10,933	$11,395
Aug 25	$11,829	$11,276	$11,944
Aug 26	$12,122	$11,489	$12,209

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Investor Shares	2.48%	1.88%	1.94%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA ML 1-5 Year US Corporate/Government Index	2.22%	1.73%	2.02%

AssetsNet	$ 22,054,060
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ (101,870)
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$22,054,060
Number of Portfolio Holdings	112
Net Investment Advisory Fees	$(101,870)
Portfolio Turnover Rate	50%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-	2.0%
A	2.2%
BBB+	2.7%
BBB	4.1%
BBB-	6.9%
AA+	27.8%
A-1+	20.5%
NR	30.0%
Other	3.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Asset-Backed Securities	18.5%
Mortgage-Backed Securities	44.3%
Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	16.5%
U.S. Government Agency Securities	2.3%
U.S. Treasury Obligations	13.9%
Investment in Affiliates	2.4%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	4.0%
Truist Financial Corp., Series N	3.6%
U.S. Treasury Notes	3.4%
Goodgreen Trust, Series 2020-1A, Class A	3.3%
JPMorgan Mortgage Trust, Series 2024-CCM1, Class A3	2.9%
BAT Capital Corp.	2.7%
Zaxbys Funding LLC, Series 2021-1A, Class A2	2.7%
HI-FI Music IP Issuer LP, Series 2022-1A, Class A2	2.7%
AIO Issuer LLC, Series 2024-1A, Class A2	2.4%
CWABS Asset-Backed Certificates Trust, Series 2007-4, Class A4W	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196700
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	A Shares
Trading Symbol	AAENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We started the period with slightly higher-than-benchmark duration. As the year progressed, we targeted toward a neutral duration. We increased exposure to mortgage-backed securities as credit spreads tightened and we relied on the emerging market debt (EMD) and high yield sectors for additional return. The Fund outperformed the benchmark. Major contributors were the high yield and EMD sectors, whose returns were much higher than the core sectors.

High yield and EMD showed significant spread tightening, leading to major price increases. Both sectors contain large exposure to energy securities, which gained from global price increases. EMD benefited from more capital-friendly governments. The Treasury sector experienced significant volatility and was hurt by its long duration positioning. The U.S. economy remains strong, supported by a stable labor market, while inflation is unlikely to ease soon. Rising federal debt and debt-service costs will require greater Treasury issuance, pointing to higher interest rates. Accordingly, the Fund will maintain a slightly shorter duration while retaining exposure to risk sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Strategic Enhanced Yield Fund (A Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,160	$9,941	$10,003
Aug 19	$11,079	$10,953	$10,665
Aug 20	$11,568	$11,662	$11,111
Aug 21	$11,602	$11,652	$11,903
Aug 22	$10,453	$10,310	$10,715
Aug 23	$10,175	$10,187	$10,930
Aug 24	$11,181	$10,930	$12,020
Aug 25	$11,582	$11,273	$12,756
Aug 26	$11,866	$11,486	$13,232

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
A Shares	2.45%	0.45%	1.99%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.61%
Lipper Multi-Sector Income Funds Average	3.73%	2.14%	3.28%

AssetsNet	$ 20,127,421
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ (25,696)
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$20,127,421
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$(25,696)
Portfolio Turnover Rate	67%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.2%
A-	3.5%
BB+	3.7%
B+	4.1%
BB-	4.7%
BB	5.7%
AA+	7.4%
NR	9.9%
A-1+	48.3%
Other	10.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	31.4%
Corporate Bonds	17.4%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	22.5%
Yankee Debt Obligations	22.6%
Investment in Affiliates	2.9%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.0%
Brazil	1.0%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
Netherlands	1.0%
Norway	1.0%
British Virgin	1.2%
Canada	2.5%
Chile	3.4%
Luxembourg	7.5%
United States	76.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	3.3%
U.S. Treasury Bonds	2.5%
U.S. Treasury Bonds	2.1%
Freddie Mac	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.9%
Brean Asset-Backed Securities Trust, Series 2021-RM1, Class M1	1.8%
Minerva Luxembourg SA	1.7%
U.S. Treasury Notes	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196701
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Institutional Shares
Trading Symbol	AIENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We started the period with slightly higher-than-benchmark duration. As the year progressed, we targeted toward a neutral duration. We increased exposure to mortgage-backed securities as credit spreads tightened and we relied on the emerging market debt (EMD) and high yield sectors for additional return. The Fund outperformed the benchmark. Major contributors were the high yield and EMD sectors, whose returns were much higher than the core sectors.

High yield and EMD showed significant spread tightening, leading to major price increases. Both sectors contain large exposure to energy securities, which gained from global price increases. EMD benefited from more capital-friendly governments. The Treasury sector experienced significant volatility and was hurt by its long duration positioning. The U.S. economy remains strong, supported by a stable labor market, while inflation is unlikely to ease soon. Rising federal debt and debt-service costs will require greater Treasury issuance, pointing to higher interest rates. Accordingly, the Fund will maintain a slightly shorter duration while retaining exposure to risk sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Strategic Enhanced Yield Fund (Institutional Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,187	$9,941	$10,003
Aug 19	$11,126	$10,953	$10,665
Aug 20	$11,645	$11,662	$11,111
Aug 21	$11,709	$11,652	$11,903
Aug 22	$10,564	$10,310	$10,715
Aug 23	$10,320	$10,187	$10,930
Aug 24	$11,369	$10,930	$12,020
Aug 25	$11,806	$11,273	$12,756
Aug 26	$12,125	$11,486	$13,232

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	2.70%	0.70%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.61%
Lipper Multi-Sector Income Funds Average	3.73%	2.14%	3.28%

AssetsNet	$ 20,127,421
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ (25,696)
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$20,127,421
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$(25,696)
Portfolio Turnover Rate	67%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.2%
A-	3.5%
BB+	3.7%
B+	4.1%
BB-	4.7%
BB	5.7%
AA+	7.4%
NR	9.9%
A-1+	48.3%
Other	10.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	31.4%
Corporate Bonds	17.4%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	22.5%
Yankee Debt Obligations	22.6%
Investment in Affiliates	2.9%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.0%
Brazil	1.0%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
Netherlands	1.0%
Norway	1.0%
British Virgin	1.2%
Canada	2.5%
Chile	3.4%
Luxembourg	7.5%
United States	76.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	3.3%
U.S. Treasury Bonds	2.5%
U.S. Treasury Bonds	2.1%
Freddie Mac	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.9%
Brean Asset-Backed Securities Trust, Series 2021-RM1, Class M1	1.8%
Minerva Luxembourg SA	1.7%
U.S. Treasury Notes	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196702
Shareholder Report [Line Items]
Fund Name	Strategic Enhanced Yield Fund
Class Name	Investor Shares
Trading Symbol	APENX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We started the period with slightly higher-than-benchmark duration. As the year progressed, we targeted toward a neutral duration. We increased exposure to mortgage-backed securities as credit spreads tightened and we relied on the emerging market debt (EMD) and high yield sectors for additional return. The Fund outperformed the benchmark. Major contributors were the high yield and EMD sectors, whose returns were much higher than the core sectors.

High yield and EMD showed significant spread tightening, leading to major price increases. Both sectors contain large exposure to energy securities, which gained from global price increases. EMD benefited from more capital-friendly governments. The Treasury sector experienced significant volatility and was hurt by its long duration positioning. The U.S. economy remains strong, supported by a stable labor market, while inflation is unlikely to ease soon. Rising federal debt and debt-service costs will require greater Treasury issuance, pointing to higher interest rates. Accordingly, the Fund will maintain a slightly shorter duration while retaining exposure to risk sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Strategic Enhanced Yield Fund (Investor Shares)	Bloomberg U.S. Aggregate Bond Index	Lipper Multi-Sector Income Funds Average
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,205	$9,941	$10,003
Aug 19	$11,120	$10,953	$10,665
Aug 20	$11,617	$11,662	$11,111
Aug 21	$11,643	$11,652	$11,903
Aug 22	$10,487	$10,310	$10,715
Aug 23	$10,204	$10,187	$10,930
Aug 24	$11,219	$10,930	$12,020
Aug 25	$11,622	$11,273	$12,756
Aug 26	$11,896	$11,486	$13,232

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Investor Shares	2.35%	0.43%	2.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.61%
Lipper Multi-Sector Income Funds Average	3.73%	2.14%	3.28%

AssetsNet	$ 20,127,421
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ (25,696)
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$20,127,421
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$(25,696)
Portfolio Turnover Rate	67%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
BBB	2.2%
A-	3.5%
BB+	3.7%
B+	4.1%
BB-	4.7%
BB	5.7%
AA+	7.4%
NR	9.9%
A-1+	48.3%
Other	10.0%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Mortgage-Backed Securities	31.4%
Corporate Bonds	17.4%
U.S. Government Agency Securities	2.7%
U.S. Treasury Obligations	22.5%
Yankee Debt Obligations	22.6%
Investment in Affiliates	2.9%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	1.0%
Brazil	1.0%
Switzerland	1.0%
Guatemala	1.0%
Israel	1.0%
India	1.0%
Netherlands	1.0%
Norway	1.0%
British Virgin	1.2%
Canada	2.5%
Chile	3.4%
Luxembourg	7.5%
United States	76.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	3.3%
U.S. Treasury Bonds	2.5%
U.S. Treasury Bonds	2.1%
Freddie Mac	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	2.0%
U.S. Treasury Notes	1.9%
Brean Asset-Backed Securities Trust, Series 2021-RM1, Class M1	1.8%
Minerva Luxembourg SA	1.7%
U.S. Treasury Notes	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041646
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Administrative Shares
Trading Symbol	APGXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
U.S. Treasury Fund (Administrative Shares)
Aug 16	$10,000
Aug 17	$10,008
Aug 18	$10,088
Aug 19	$10,252
Aug 20	$10,308
Aug 21	$10,309
Aug 22	$10,330
Aug 23	$10,713
Aug 24	$11,228
Aug 25	$11,667
Aug 26	$12,038

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Administrative Shares	3.18%	3.15%	1.87%

AssetsNet	$ 1,835,349,240
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 913,858
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,835,349,240
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$913,858

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	100.3%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	32.1%
Repurchase Agreements	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Bills	2.4%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.4%
U.S. Treasury Bills	1.4%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041645
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Institutional Shares
Trading Symbol	APKXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
U.S. Treasury Fund (Institutional Shares)
Aug 16	$10,000
Aug 17	$10,035
Aug 18	$10,157
Aug 19	$10,366
Aug 20	$10,450
Aug 21	$10,450
Aug 22	$10,485
Aug 23	$10,921
Aug 24	$11,493
Aug 25	$11,992
Aug 26	$12,426

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	3.61%	3.52%	2.20%

AssetsNet	$ 1,835,349,240
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 913,858
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,835,349,240
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$913,858

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	100.3%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	32.1%
Repurchase Agreements	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Bills	2.4%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.4%
U.S. Treasury Bills	1.4%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000041648
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Fund
Class Name	Select Shares
Trading Symbol	APNXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the second quarter of 2026, we became more focused on liquidity and rolling short-term maturities as market dynamics led to increasing yields. We allowed weighted average maturity to decrease naturally. As pressure increased on the Federal Reserve to raise its policy rate, we lowered our overall portfolio duration. The Select shares of our Government Securities Money Market Fund were ranked 43rd percentile by Lipper for the final three months of the period while the Administrative shares of our U.S. Treasury Fund were ranked 86th percentile. Instead of extending duration late in that quarter, we invested in repurchase agreements to position the funds to quickly take advantage of any rate hike. We increased SEC yield by 9 and 5 basis points, respectively, by well-timed adjustments in yield curve positions. Interest rate cuts were priced into the market early in 2026. Purchases made during that period created a slight yield drag. Three more interest rate hikes are priced into the market through 2027, but we still think it is early to extend duration. We are positioned shorter, with more flexibility, than peers.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
U.S. Treasury Fund (Select Shares)
Dec 17	$10,000
Aug 18	$10,099
Aug 19	$10,315
Aug 20	$10,406
Aug 21	$10,406
Aug 22	$10,445
Aug 23	$10,887
Aug 24	$11,467
Aug 25	$11,975
Aug 26	$12,417

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Select Shares	3.70%	3.60%	2.53%

AssetsNet	$ 1,835,349,240
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 913,858
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$1,835,349,240
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$913,858

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
A-1+	100.3%

Portfolio Composition

(as a % of Net Assets)

Table Summary
U.S. Treasury Obligations	32.1%
Repurchase Agreements	68.2%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
U.S. Treasury Notes	2.7%
U.S. Treasury Bills	2.4%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.7%
U.S. Treasury Notes	1.4%
U.S. Treasury Bills	1.4%
U.S. Treasury Bills	1.3%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%
U.S. Treasury Bills	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000196703
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	A Shares
Trading Symbol	AAUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). Final maturities of new fixed positions were shortened to increase liquidity while maintaining yield. VRDN rates increased at the close of the quarter, providing additional yield as fixed positions were unwound. Short duration was effective for performance relative to the benchmark.

The Fund outperformed its benchmark, returning 2.45% (institutional shares) for the period ended August 31, 2026, versus 2.36% for Bloomberg 1-Year Municipal Bond Index, primarily because of its shorter-than-benchmark duration. A higher allocation to VRDNs and shortened final maturity of fixed positions served to decrease the Fund’s duration and increase its liquidity.  The Fund is closing in the upcoming quarter. We are positioned to offer an attractive tax-free yield while maintaining adequate liquidity as funds exit the strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Ultra Short Tax-Free Income Fund (A Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,010	$10,064	$10,109
Aug 19	$10,046	$10,942	$10,378
Aug 20	$10,111	$11,296	$10,580
Aug 21	$10,081	$11,680	$10,646
Aug 22	$9,995	$10,671	$10,477
Aug 23	$10,232	$10,853	$10,669
Aug 24	$10,573	$11,514	$11,117
Aug 25	$10,866	$11,523	$11,480
Aug 26	$11,104	$11,998	$11,750

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
A Shares	2.19%	1.95%	1.21%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.12%
Bloomberg 1-Year Municipal Bond Index	2.36%	1.99%	1.88%

AssetsNet	$ 3,725,596
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ (116,113)
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,725,596
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$(116,113)
Portfolio Turnover Rate	177%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	5.2%
AA+	6.6%
A-1	13.5%
A-1+	12.1%
NR	62.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	64.3%
Investment in Affiliates	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
City of New York NY, GO, Series L-4	5.4%
County of Lincoln WY Revenue, Series E	5.4%
Montgomery County Public Building Authority Revenue	5.4%
Iowa Finance Authority Revenue, Series S	5.4%
Illinois Finance Authority Revenue, Series B	5.4%
Idaho Health Facilities Authority Revenue, Series C	5.4%
The Public Building Authority of Blount County Tennessee Revenue, Series D-3-A	5.4%
Clarksville Public Building Authority Revenue, Series PO	5.3%
State of Kansas Department of Transportation Revenue, Series A	5.2%
Mississippi Business Finance Corp. Revenue, Series G	4.0%

Material Fund Change [Text Block]

Material Fund Changes

On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund.
C000196704
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Institutional Shares
Trading Symbol	AIUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). Final maturities of new fixed positions were shortened to increase liquidity while maintaining yield. VRDN rates increased at the close of the quarter, providing additional yield as fixed positions were unwound. Short duration was effective for performance relative to the benchmark.

The Fund outperformed its benchmark, returning 2.45% (institutional shares) for the period ended August 31, 2026, versus 2.36% for Bloomberg 1-Year Municipal Bond Index, primarily because of its shorter-than-benchmark duration. A higher allocation to VRDNs and shortened final maturity of fixed positions served to decrease the Fund’s duration and increase its liquidity.  The Fund is closing in the upcoming quarter. We are positioned to offer an attractive tax-free yield while maintaining adequate liquidity as funds exit the strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Ultra Short Tax-Free Income Fund (Institutional Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,065	$10,064	$10,109
Aug 19	$10,217	$10,942	$10,378
Aug 20	$10,307	$11,296	$10,580
Aug 21	$10,308	$11,680	$10,646
Aug 22	$10,231	$10,671	$10,477
Aug 23	$10,500	$10,853	$10,669
Aug 24	$10,876	$11,514	$11,117
Aug 25	$11,206	$11,523	$11,480
Aug 26	$11,480	$11,998	$11,750

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Institutional Shares	2.45%	2.18%	1.60%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.12%
Bloomberg 1-Year Municipal Bond Index	2.36%	1.99%	1.88%

AssetsNet	$ 3,725,596
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ (116,113)
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,725,596
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$(116,113)
Portfolio Turnover Rate	177%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	5.2%
AA+	6.6%
A-1	13.5%
A-1+	12.1%
NR	62.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	64.3%
Investment in Affiliates	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
City of New York NY, GO, Series L-4	5.4%
County of Lincoln WY Revenue, Series E	5.4%
Montgomery County Public Building Authority Revenue	5.4%
Iowa Finance Authority Revenue, Series S	5.4%
Illinois Finance Authority Revenue, Series B	5.4%
Idaho Health Facilities Authority Revenue, Series C	5.4%
The Public Building Authority of Blount County Tennessee Revenue, Series D-3-A	5.4%
Clarksville Public Building Authority Revenue, Series PO	5.3%
State of Kansas Department of Transportation Revenue, Series A	5.2%
Mississippi Business Finance Corp. Revenue, Series G	4.0%

Material Fund Change [Text Block]

Material Fund Changes

On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund.
C000196705
Shareholder Report [Line Items]
Fund Name	Ultra Short Tax-Free Income Fund
Class Name	Investor Shares
Trading Symbol	APUSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Ultra Short Tax-Free Income Fund looked for opportunities to lock in attractive yields in the fixed rate market while maintaining a core position of variable rate demand notes (VRDNs). Final maturities of new fixed positions were shortened to increase liquidity while maintaining yield. VRDN rates increased at the close of the quarter, providing additional yield as fixed positions were unwound. Short duration was effective for performance relative to the benchmark.

The Fund outperformed its benchmark, returning 2.45% (institutional shares) for the period ended August 31, 2026, versus 2.36% for Bloomberg 1-Year Municipal Bond Index, primarily because of its shorter-than-benchmark duration. A higher allocation to VRDNs and shortened final maturity of fixed positions served to decrease the Fund’s duration and increase its liquidity.  The Fund is closing in the upcoming quarter. We are positioned to offer an attractive tax-free yield while maintaining adequate liquidity as funds exit the strategy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	Ultra Short Tax-Free Income Fund (Investor Shares)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
Dec 17	$10,000	$10,000	$10,000
Aug 18	$10,014	$10,064	$10,109
Aug 19	$10,150	$10,942	$10,378
Aug 20	$10,215	$11,296	$10,580
Aug 21	$10,185	$11,680	$10,646
Aug 22	$10,088	$10,671	$10,477
Aug 23	$10,327	$10,853	$10,669
Aug 24	$10,675	$11,514	$11,117
Aug 25	$10,989	$11,523	$11,480
Aug 26	$11,230	$11,998	$11,750

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Investor Shares	2.19%	1.97%	1.35%
Bloomberg Municipal Bond Index	4.12%	0.54%	2.12%
Bloomberg 1-Year Municipal Bond Index	2.36%	1.99%	1.88%

AssetsNet	$ 3,725,596
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ (116,113)
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$3,725,596
Number of Portfolio Holdings	15
Net Investment Advisory Fees	$(116,113)
Portfolio Turnover Rate	177%

Holdings [Text Block]

Credit Rating

(as a % of Net Assets)

Table Summary
Value	Value
AA	5.2%
AA+	6.6%
A-1	13.5%
A-1+	12.1%
NR	62.6%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Municipal Bonds	64.3%
Investment in Affiliates	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
City of New York NY, GO, Series L-4	5.4%
County of Lincoln WY Revenue, Series E	5.4%
Montgomery County Public Building Authority Revenue	5.4%
Iowa Finance Authority Revenue, Series S	5.4%
Illinois Finance Authority Revenue, Series B	5.4%
Idaho Health Facilities Authority Revenue, Series C	5.4%
The Public Building Authority of Blount County Tennessee Revenue, Series D-3-A	5.4%
Clarksville Public Building Authority Revenue, Series PO	5.3%
State of Kansas Department of Transportation Revenue, Series A	5.2%
Mississippi Business Finance Corp. Revenue, Series G	4.0%

Material Fund Change [Text Block]

Material Fund Changes

On July 30, 2026, the Board of Trustees of the Funds approved a plan to liquidate and terminate the Ultra Short Tax-Free Income Fund.
C000136573
Shareholder Report [Line Items]
Fund Name	World Energy & Power Fund
Class Name	A Shares
Trading Symbol	AAWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Shares	$132	1.11%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	World Energy & Power Fund (A Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,416	$11,623	$10,067
Aug 18	$11,146	$13,909	$12,299
Aug 19	$7,986	$14,315	$10,152
Aug 20	$7,496	$17,455	$7,090
Aug 21	$10,969	$22,895	$9,605
Aug 22	$15,745	$20,325	$14,955
Aug 23	$17,440	$23,566	$17,042
Aug 24	$18,070	$29,960	$18,511
Aug 25	$22,282	$34,718	$19,576
Aug 26	$30,796	$41,793	$28,007

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
A Shares	38.21%	22.93%	11.90%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

AssetsNet	$ 353,943,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,282,093
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

C000136574
Shareholder Report [Line Items]
Fund Name	World Energy & Power Fund
Class Name	C Shares
Trading Symbol	ACWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)
Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Shares	$219	1.85%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	World Energy & Power Fund (C Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,341	$11,623	$10,067
Aug 18	$10,977	$13,909	$12,299
Aug 19	$7,813	$14,315	$10,152
Aug 20	$7,275	$17,455	$7,090
Aug 21	$10,567	$22,895	$9,605
Aug 22	$15,049	$20,325	$14,955
Aug 23	$16,543	$23,566	$17,042
Aug 24	$17,010	$29,960	$18,511
Aug 25	$20,813	$34,718	$19,576
Aug 26	$28,556	$41,793	$28,007

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
C Shares	37.20%	22.00%	11.06%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

AssetsNet	$ 353,943,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,282,093
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

C000136571
Shareholder Report [Line Items]
Fund Name	World Energy & Power Fund
Class Name	Institutional Shares
Trading Symbol	AIWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$100	0.84%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	World Energy & Power Fund (Institutional Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,431	$11,623	$10,067
Aug 18	$11,196	$13,909	$12,299
Aug 19	$8,047	$14,315	$10,152
Aug 20	$7,572	$17,455	$7,090
Aug 21	$11,114	$22,895	$9,605
Aug 22	$15,983	$20,325	$14,955
Aug 23	$17,744	$23,566	$17,042
Aug 24	$18,439	$29,960	$18,511
Aug 25	$22,785	$34,718	$19,576
Aug 26	$31,577	$41,793	$28,007

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Institutional Shares	38.59%	23.23%	12.19%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

AssetsNet	$ 353,943,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,282,093
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.

C000136572
Shareholder Report [Line Items]
Fund Name	World Energy & Power Fund
Class Name	Investor Shares
Trading Symbol	APWEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cavanalhillfunds.com/literature/mutual-fund-literature/. You can also request this information by contacting us at 1-800-762-7085.
Additional Information Phone Number	1-800-762-7085
Additional Information Website	https://www.cavanalhillfunds.com/literature/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$131	1.10%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

We favored investments in refining, gas transportation, electricity equipment, and nuclear power. Our exposure to oil-focused companies was below benchmark, but we added to those positions as the conflict in Iran extended.  The Fund underperformed its benchmark, returning 38.59% (institutional shares) for the year ended August 31, 2026, versus 43.07% for the MSCI World Energy Index.  Our investments in refining companies and electricity equipment outperformed as investors focused on the Iran conflict and the need for electricity generation to power data centers.

The Fund’s fixed income holdings lagged the total portfolio returns as did our investment in nuclear power-related equipment providers and oilfield service stocks. The economic shock of the Iran war is creating opportunities in refining, new sources of western hemisphere oil, and demand for natural gas. Consequently, we have added to those areas of the portfolio. In addition, AI-related demand for power remains a key driver for electrical equipment. We expect the nuclear renaissance to continue as investors look to nuclear as a source of clean energy.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and does not guarantee future results
Line Graph [Table Text Block]
Table Summary
	World Energy & Power Fund (Investor Shares)	S&P 500® Index	MSCI World Energy Index
Aug 16	$10,000	$10,000	$10,000
Aug 17	$9,413	$11,623	$10,067
Aug 18	$11,133	$13,909	$12,299
Aug 19	$7,986	$14,315	$10,152
Aug 20	$7,492	$17,455	$7,090
Aug 21	$10,974	$22,895	$9,605
Aug 22	$15,735	$20,325	$14,955
Aug 23	$17,422	$23,566	$17,042
Aug 24	$18,062	$29,960	$18,511
Aug 25	$22,262	$34,718	$19,576
Aug 26	$30,768	$41,793	$28,007

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Investor Shares	38.21%	22.90%	11.89%
S&P 500® Index	20.38%	12.79%	15.37%
MSCI World Energy Index	43.07%	23.87%	10.85%

AssetsNet	$ 353,943,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,282,093
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$353,943,871
Number of Portfolio Holdings	55
Net Investment Advisory Fees	$1,282,093
Portfolio Turnover Rate	116%

Holdings [Text Block]

Sector Allocation

(as a % of Net Assets)

Table Summary
Value	Value
Industrials	14.3%
Energy	84.1%
Other	2.2%

Portfolio Composition

(as a % of Net Assets)

Table Summary
Common Stocks	97.1%
Corporate Bonds	1.1%
Yankee Debt Obligations	0.7%
Investment in Affiliates	1.7%

Country Diversification

(as a % of Net Assets)

Table Summary
Value	Value
Other	2.8%
Ireland	1.7%
France	1.7%
Germany	1.9%
Switzerland	2.1%
Italy	2.2%
Argentina	2.4%
Mexico	4.2%
Canada	5.8%
United Kingdom	8.9%
United States	66.9%

Largest Holdings [Text Block]

Top 10 Holdings

(as a % of Net Assets)

Table Summary
Marathon Petroleum Corp.	6.4%
Valero Energy Corp.	5.3%
ConocoPhillips	4.8%
Phillips 66	4.7%
Chevron Corp.	4.7%
TechnipFMC PLC	4.7%
SLB, Ltd.	4.4%
Baker Hughes Co., Class A	4.4%
APA Corp.	4.4%
Vista Energy SAB de CV	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 1, 2026, the name of the Cavanal Hill World Energy Fund changed to the Cavanal Hill World Energy & Power Fund. The Fund changed its name to better align with the investments the Fund makes in pursuit of its investment objective. Neither the Fund’s investment objective nor its principal investment strategies have changed.